Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	March 2014
Distribution Date	04/15/14
Transaction Month	21
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		June 30, 2012
Closing Date:		July 19, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:		$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%		July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%		January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%		September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%		March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%		March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%		October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$361,295,459.91	0.7703528	$324,671,888.31	0.6922642	$36,623,571.60
Class A-4 Notes	$181,940,000.00	1.0000000	$181,940,000.00	1.0000000	$-
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$613,525,459.91	0.4224713	$576,901,888.31	0.3972524	$36,623,571.60

Weighted Avg. Coupon (WAC)	4.61%		4.63%
Weighted Avg. Remaining Maturity (WARM)	36.58		35.78
Pool Receivables Balance	$652,170,940.21		$614,911,664.18
Remaining Number of Receivables	58,840		57,256

Adjusted Pool Balance	$643,437,486.29		$606,813,914.69

III. COLLECTIONS

Principal:
Principal Collections					$35,999,278.35
Repurchased Contract Proceeds Related to Principal					$-
Recoveries/Liquidation Proceeds					$1,115,796.72
Total Principal Collections					$37,115,075.07

Interest:
Interest Collections					$2,366,404.58
Late Fees & Other Charges					$61,866.21
Interest on Repurchase Principal					$-
Total Interest Collections					$2,428,270.79

Collection Account Interest					$1,437.59
Reserve Account Interest					$331.23
Servicer Advances					$-

Total Collections					$39,545,114.68

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	March 2014
Distribution Date	04/15/14
Transaction Month	21
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$39,545,114.68
Reserve Account Release					$-
Total Available for Distribution					$39,545,114.68
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$543,475.78	$-	$543,475.78	$543,475.78
Collection Account Interest					$1,437.59
Late Fees & Other Charges					$61,866.21
Total due to Servicer					$606,779.58

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$186,669.32		$186,669.32
Class A-4 Notes		$122,809.50		$122,809.50

Total Class A interest:		$309,478.82		$309,478.82	$309,478.82

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$38,527,547.70

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$36,623,571.60

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$36,623,571.60
Class A-4 Notes				$-
Class A Notes Total:		$36,623,571.60		$36,623,571.60
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$36,623,571.60		$36,623,571.60

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,903,976.10

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$8,733,453.92
Beginning Period Amount	$8,733,453.92
Current Period Amortization	$635,704.43
Ending Period Required Amount	$8,097,749.49
Ending Period Amount	$8,097,749.49
Next Distribution Date Amount	$7,495,203.81

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	March 2014
Distribution Date	04/15/14
Transaction Month	21
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$29,912,026.38	$29,912,026.38	$29,912,026.38
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		4.65%	4.93%	4.93%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.80%	56,569	98.27%	$604,253,465.88
30 - 60 Days	0.98%	560	1.41%	$8,675,064.07
61 - 90 Days	0.16%	94	0.25%	$1,513,056.01
91 + Days	0.06%	33	0.08%	$470,078.22
		57,256		$614,911,664.18
Total
Delinquent Receivables 61 + days past due	0.22%	127	0.32%	$1,983,134.23
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.28%	163	0.40%	$2,618,384.10
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.35%	208	0.49%	$3,374,647.93
Three-Month Average Delinquency Ratio	0.28%		0.41%

Repossession in Current Period		33		$548,647.78
Repossession Inventory		81		$412,164.51

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,259,997.68
Recoveries				$(1,115,796.72)
Net Charge-offs for Current Period				$144,200.96

Beginning Pool Balance for Current Period				$652,170,940.21

Net Loss Ratio				0.27%
Net Loss Ratio for 1st Preceding Collection Period				0.52%
Net Loss Ratio for 2nd Preceding Collection Period				0.83%
Three-Month Average Net Loss Ratio for Current Period				0.54%

Cumulative Net Losses for All Periods				$9,808,412.27
Cumulative Net Losses as a % of Initial Pool Balance				0.64%

Principal Balance of Extensions				$2,455,647.66
Number of Extensions				154

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